Liabilities with financial and similar institutions (Details) - BRL (R$) R$ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Liabilities with financial and similar institutions
Payables with credit card network	R$ 6,410,380	R$ 5,228,314
Repurchase agreements and cash collateral on securities lent	1,600,988	1,902,873
Interbank deposits	1,356,437	732,528
Others liabilities with financial institutions	50,440	43,182
Total liabilities with financial institutions	R$ 9,418,245	R$ 7,906,897